Submission	Feb. 17, 2026
Submission [Line Items]
Central Index Key	0001265521
Registrant Name	Polomar Health Services, Inc.
Form Type	SC 14C
Submission Type	PRER14C
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A